Employee Benefit Plan - Schedule of Expected Benefit Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Expected Benefit Payments [Abstract]
September 30, 2025	$ 13,930
2026	24,959	$ 5,177
2027	22,923	13,974
2028	20,551	14,755
2029	17,671	12,660
2030-2034	$ 100,013	$ 63,659